Fees Summary	Sep. 15, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 100,000,000	[1]
Previously Paid Amount
Total Fee Amount	15,310	[2]
Total Offset Amount
Net Fee	$ 15,310	[2]

[1]	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933 with respect to the securities to be sold by the Registrant. In no event will the aggregate offering price of all securities sold by the Registrant from time to time pursuant to this Registration Statement in the United States exceed $600,000,000
[2]	The estimated registration fee for the securities has been calculated pursuant to Rule 457(o) of the U.S. Securities Act.